UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-03207
GENERAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	11/30/06

FORM N-CSR

Item 1. Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
15	Financial Highlights
17	Notes to Financial Statements
25	Report of Independent Registered
Public Accounting Firm
26	Important Tax Information
26	Proxy Results
27	Information About the Review and Approval
of the Fund’s Management Agreement
31	Board Members Information
33	Officers of the Fund

FOR MORE INFORMATION

Back Cover

The Fund

General Money
Market Fund, Inc.

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this annual report for General Money Market Fund, Inc., covering the 12-month period from December 1, 2005, through November 30, 2006.

Although reports of declining housing prices have raised some economic concerns, we believe that neither a domestic recession nor a major shortfall in global growth is likely.A stubbornly low unemployment rate suggests that labor market conditions remain strong, and stimulative monetary policies over the last several years have left a legacy of ample financial liquidity worldwide.These and other factors should continue to support further economic expansion, but at a slower rate than we saw earlier this year.

The U.S. bond market also appears to be expecting a slower economy, as evidenced by an “inverted yield curve” at the end of November, in which yields of two-year U.S.Treasury securities were lower than the overnight federal funds rate.This anomaly may indicate that short-term interest rates have peaked, while the Federal Reserve Board remains “on hold” as it assesses new releases of economic data. As always, we encourage you to discuss the implications of these and other matters with your financial advisor.

Thank you for your continued confidence and support.

Thomas F. Eggers Chief Executive Officer The Dreyfus Corporation December 15, 2006
2

DISCUSSION OF FUND PERFORMANCE

Bernard W. Kiernan, Jr., Senior Portfolio Manager

How did General Money Market Fund perform during the period?

For the 12-month period ended November 30, 2006, the fund produced yields of 4.20% for Class A shares and 3.97% for Class B shares. Taking into account the effects of compounding, the fund also produced effective yields of 4.28% for Class A shares and 4.05% for Class B shares.1

What is the fund’s investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities. These include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, short-term securities issued by domestic or foreign banks, repurchase agreements, asset-backed securities, domestic and dollar-denominated foreign commercial paper and dollar-denominated obligations issued or guaranteed by foreign governments or any of their political subdivisions or agencies. Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

What other factors influenced the fund’s performance?

After posting an annualized growth rate of 1.6% for the fourth quarter of 2005, the U.S. economy expanded at a more robust 5.6% annualized rate in the first quarter of 2006. Low unemployment and strong consumer confidence began to rekindle investors’ inflation concerns, and despite interest-rate hikes in December, January and March, the U.S. Treasury securities yield curve steepened in the spring.

In May, hawkish comments from members of the Federal Reserve Board (the “Fed”) sparked sharp declines in U.S.Treasury security prices. In addition, the unemployment rate fell to 4.6%, stoking concerns that wage inflation might accelerate. Hence, investors revised upward their interest-rate expectations, and they widely expected the Fed’s rate hike

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

in May to 5%.Although investors also anticipated the Fed’s June 29 rate hike to 5.25%, the outlook for future action became cloudier amid worries that the Fed might become too aggressive, possibly triggering a recession.

Investors’ economic concerns were compounded when it later was announced that U.S. GDP expanded at a more moderate 2.6% annualized rate during the second quarter. Indeed, the U.S. economy appeared to slow further over the summer, when housing markets softened and employment gains moderated.The Fed cited a slower economy when it left short-term interest rates unchanged at 5.25% at its meeting on August 8, the first pause after more than two years of steady rate hikes.

The Fed again left overnight interest rates unchanged in September. While core inflation data remained elevated, the Fed indicated that it expected those pressures to moderate as the economy slowed. In fact, oil prices tumbled to around $60 per barrel, helping to put a lid on one of the main drivers of the market’s inflation fears. At the same time, a decline in the unemployment rate helped to reassure investors that the economy probably was headed for a soft landing.

As was widely expected, the Fed continued to hold overnight interest rates steady at its meeting in late October. Still, Fed members indicated that the risk of higher inflation was greater than the risk of a pronounced economic downturn, and further policy firming might be needed if inflation remains above the Fed’s comfort zone.

The Fed’s concerns appeared to be warranted when an employment report released in November showed a drop in the unemployment rate to a five-year low of 4.4% .As the month progressed, however, other economic data — including declines in consumer confidence and orders for durable goods — suggested that the economy has continued to slow.

Early in the reporting period, as short-term interest rates rose, we maintained the fund’s weighted average maturity in a range we considered shorter than industry averages. After the Fed paused in its tightening

4

campaign in August, we increased the fund’s weighted average maturity to the neutral range. However, with yield differences along the money market yield curve near historically narrow levels, it has made little sense to us to establish an even longer maturity position.

What is the fund’s current strategy?

Fed members may be comfortable with interest rates for now, but they stand ready to change monetary policy as conditions warrant.Therefore, after a multi-year period in which Fed actions were somewhat predictable and measured, we have entered a more uncertain time, in which every piece of economic data is likely to be scrutinized for its possible impact on monetary policy. In our view, however, it will not be a single economic release that triggers the next move by the Fed. Rather, it will be a series of numbers that convinces policy-makers that interest rates need to be adjusted. As a result, we believe that today’s relatively high level of uncertainty is likely to last for some time, making a relatively cautious investment posture prudent until economic conditions and Fed policy become clearer.

December 15, 2006

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s Class B shares would have produced a yield of 3.96% and an effective yield of 4.04% .

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Money Market Fund, Inc. from June 1, 2006 to November 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2006
	Class A	Class B

Expenses paid per $1,000 †	$ 3.96	$ 5.12
Ending value (after expenses)	$1,023.10	$1,021.90

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended November 30, 2006

	Class A	Class B

Expenses paid per $1,000 †	$ 3.95	$ 5.11
Ending value (after expenses)	$1,021.16	$1,020.00

† Expenses are equal to the fund’s annualized expense ratio of .78% for Class A shares and 1.01% for Class B shares; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS November 30, 2006
	Principal
Negotiable Bank Certificates of Deposit—30.6%	Amount ($)	Value ($)

Banco Bilbao Vizcaya Argentaria, S.A. (Yankee)
5.39%, 3/20/07	100,000,000	100,000,000
Bank of America N.A.
5.32%, 3/21/07	200,000,000 [a]	200,000,000
Barclays Bank PLC (Yankee)
5.34%, 12/1/06	75,000,000	75,000,000
Bayerische Hypo-und Vereinsbank AG (Yankee)
5.32%, 2/21/07	50,000,000	50,000,000
Calyon (Yankee)
5.31%—5.33%, 3/1/07—5/10/07	400,000,000	400,000,000
Citibank (South Dakota) N.A., Sioux Falls
5.34%, 12/1/06	108,000,000	108,000,000
DEPFA BANK PLC (Yankee)
5.31%—5.32%, 3/1/07	370,000,000 [b]	370,000,000
HSH Nordbank AG (Yankee)
5.33%—5.34%, 5/9/07—5/10/07	260,000,000 [b]	260,000,000
Landesbank Baden-Wuerttemberg (London)
5.32%, 1/16/07	250,000,000	250,001,575
Landesbank Hessen-Thueringen Girozentrale (London)
5.35%, 4/16/07	400,000,000	400,000,000
Toronto Dominion Bank (Yankee)
5.33%, 5/10/07	260,000,000	260,000,000
UniCredito Italiano SpA (London)
5.31%—5.35%, 12/5/06—1/10/07	405,000,000	405,000,000
Washington Mutual Bank
5.33%, 5/1/07	30,000,000	29,999,226
Total Negotiable Bank Certificates of Deposit
(cost $2,908,000,801)		2,908,000,801

Commercial Paper—53.1%

Alliance & Leicester PLC
5.34%, 12/1/06	75,000,000	75,000,000
Amstel Funding Corp.
5.38%, 3/20/07	145,185,000 [b]	142,881,560
Amsterdam Funding Corp.
5.32%, 1/5/07	105,000,000 [b]	104,464,063
Aquinas Funding LLC
5.38%, 3/19/07	25,000,000 [b]	24,607,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)
	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

ASB Bank Ltd.
5.32%, 1/5/07	22,500,000	22,385,156
ASB Finance Ltd.
5.31%—5.33%, 2/22/07—3/1/07	50,000,000 [b]	49,369,608
Atlantis One Funding Corp.
5.32%—5.37%, 1/11/07—3/21/07	79,000,000 [b]	78,147,827
Barclays U.S. Funding Corp.
5.33%, 2/14/07	175,000,000	173,082,292
Bear Stearns Cos. Inc.
5.33%, 3/30/07	170,000,000	167,083,508
Beethoven Funding Corp.
5.32%, 1/30/07	122,157,000 [b]	121,084,054
Beta Finance Inc.
5.32%—5.38%, 2/16/07—3/21/07	137,000,000 [b]	135,051,671
Cancara Asset Securitisation Ltd.
5.34%, 12/1/06	24,468,000 [b]	24,468,000
CBA (Delaware) Finance Inc.
5.32%, 2/21/07	32,899,000	32,505,583
CC (USA) Inc.
5.32%, 1/12/07—2/15/07	122,000,000 [b]	120,980,042
Chariot Funding LLC
5.32%, 2/16/07	43,985,000 [b]	43,490,615
CHARTA LLC
5.32%, 2/21/07	80,000,000 [b]	79,043,333
CIESCO LLC
5.32%, 2/20/07—2/21/07	171,000,000 [b]	168,965,479
Citigroup Funding Inc.
5.32%—5.34%, 12/1/06—3/2/07	321,000,000	318,330,023
Concord Minutemen Capital Co. LLC
5.37%, 3/16/07	166,143,000 [b]	163,606,204
CRC Funding LLC
5.32%—5.33%, 2/13/07—2/21/07	485,000,000 [b]	479,327,668
Crown Point Capital Co. LLC
5.37%, 3/16/07	65,571,000 [b]	64,570,769
Cullinan Finance Ltd.
5.33%—5.38%, 3/13/07—3/22/07	200,045,000 [b]	196,930,285
Deutsche Bank Financial LLC
5.29%, 12/1/06	115,000,000	115,000,000
FCAR Owner Trust, Ser. I
5.32%—5.38%, 12/6/06—3/19/07	344,828,000	342,871,092

8

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

FCAR Owner Trust, Ser. II
5.35%—5.37%, 12/6/06—4/27/07	60,000,000	59,336,100
Govco Inc.
5.32%, 2/22/07	70,000,000 [b]	69,152,708
Grampian Funding Ltd.
5.31%—5.32%, 2/26/07—3/27/07	109,000,000 [b]	107,497,909
Harrier Finance Funding Ltd.
5.38%, 3/20/07—3/21/07	137,300,000 [b]	135,109,196
HBOS Treasury Services PLC
5.32%, 2/16/07	130,000,000	128,540,208
HSBC Bank USA N.A.
5.33%, 5/7/07	34,751,000	33,964,440
Liquid Funding Ltd.
5.33%, 2/20/07	10,000,000 [b]	9,881,650
Northern Rock PLC
5.32%, 2/5/07	212,000,000	209,959,500
Raiffeisen Zentralbank Oesterreich
5.32%—5.33%, 1/12/07—4/3/07	337,000,000	331,917,925
Sigma Finance Inc.
5.32%, 1/11/07	100,000,000 [b]	99,402,083
Simba Funding Corp.
5.31%, 3/1/07	105,009,000 [b]	103,633,382
Societe Generale N.A. Inc.
5.32%, 3/29/07	20,000,000	19,660,422
Solitaire Funding Ltd.
5.32%—5.34%, 12/1/06—1/11/07	305,412,000 [b]	303,778,667
Stadshypotek Delaware Inc.
5.32%, 2/23/07	170,000,000 [b]	167,919,483
Three Pillars Funding LLC
5.28%, 12/20/06	30,005,000 [b]	29,921,703
Total Commercial Paper
(cost $5,052,921,208)		5,052,921,208

Corporate Notes—14.4%

Banco Bilbao Vizcaya Argentaria, S.A.
5.32%, 12/20/06	80,000,000 [a]	79,995,157
Commonwealth Bank of Australia
5.32%, 12/27/06	45,000,000 [a]	45,000,000
Cullinan Finance Ltd.
5.34%, 10/25/07	170,000,000 [a,b]	169,977,482

The Fund 9

STATEMENT OF INVESTMENTS (continued)
	Principal
Corporate Notes (continued)	Amount ($)	Value ($)

Fifth Third Bancorp
5.30%, 12/27/06	100,000,000 [a,b]	100,000,000
Morgan Stanley
5.34%, 12/4/06	100,000,000 [a]	100,000,000
Nordea Bank Finland PLC
5.34%—5.36%, 12/20/06	200,000,000 [a]	199,988,115
Premier Asset Collateralized Entity LLC
5.34%, 10/25/07	75,000,000 [a,b]	74,993,260
Royal Bank of Scotland PLC
5.31%, 12/21/06	210,000,000 [a]	210,000,000
Societe Generale
5.39%, 12/2/06	195,000,000 [a]	195,000,000
Wells Fargo & Co.
5.31%, 12/3/06	100,000,000 [a]	100,000,000
Westpac Banking Corp.
5.29%, 12/18/06	100,000,000 [a]	100,000,000
Total Corporate Notes
(cost $1,374,954,014)		1,374,954,014

Time Deposits—4.5%

BNP Paribas (Grand Cayman)
5.31%, 12/1/06	100,000,000	100,000,000
Rabobank Nederland (Grand Cayman)
5.30%, 12/1/06	278,000,000	278,000,000
State Street Bank and Trust Co., Boston, MA
(Grand Cayman) 5.32%, 12/1/06	46,000,000	46,000,000
Total Time Deposits
(cost $424,000,000)		424,000,000

10

	Principal
Repurchase Agreements—1.1%	Amount ($)	Value ($)

UBS Securities LLC
5.31%, dated 11/30/06, due 12/1/06 in the
amount of $100,014,750 (fully collateralized by
$6,931,000 Federal Home Loan Mortgage Corp.,
Notes, 5.65%, due 4/26/21, value $6,925,594,
$29,225,000 Federal Home Loan Mortgage Corp.,
Strips, due 3/15/09-1/15/30 value $14,020,463,
$54,826,000 Federal National Mortgage Association,
Notes, 3.70%-6% , due 8/10/07-12/30/24,
value $55,124,769, $29,915,000 Federal National
Mortgage Association, Strips, due 1/15/14-1/15/29,
value $14,324,203, $7,760,000 Tennessee Valley
Authority, Bonds, 0% due 12/15/17, value $4,472,398
and $7,930,000 Tennessee Valley Authority, Notes, 5.375%,
due 4/1/56, value $7,137,000)
(cost $100,000,000)	100,000,000	100,000,000

Total Investments (cost $9,859,876,023)	103.7%	9,859,876,023

Liabilities, Less Cash and Receivables	(3.7%)	(347,360,339)

Net Assets	100.0%	9,512,515,684

[a] Variable rate security—interest rate subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, these securities amounted to $3,998,255,701 or 42.0% of net assets.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Banking	60.6	Asset-Backed/Securities
Asset-Backed/Multi-Seller Programs	16.6	Arbitrage Vehicles	2.5
Asset-Backed/Structured		Building and Construction	2.2
Investment Vehicles	9.9	Repurchase Agreements	1.1
Asset-Backed/Single Seller	4.2	Asset-Backed/Certificates	.5
Finance	3.3
Brokerage Firms	2.8		103.7

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES November 30, 2006
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	9,859,876,023	9,859,876,023
Cash		3,804,639
Interest receivable		26,773,425
Prepaid expenses		408,318
		9,890,862,405

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		7,567,900
Payable for investment securities purchased		370,000,000
Payable for shares of Common Stock redeemed		263,058
Accrued expenses		515,763
		378,346,721

Net Assets ($)		9,512,515,684

Composition of Net Assets ($):
Paid-in capital		9,514,619,930
Accumulated net realized gain (loss) on investments		(2,104,246)

Net Assets ($)		9,512,515,684

Net Asset Value Per Share
	Class A	Class B

Net Assets ($)	1,022,572,103	8,489,943,581
Shares Outstanding	1,022,988,908	8,491,631,022

Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.
12

STATEMENT OF OPERATIONS Year Ended November 30, 2006
Investment Income ($):
Interest Income	448,006,367
Expenses:
Management fee—Note 2(a)	44,881,395
Shareholder servicing costs—Note 2(c)	25,111,464
Distribution, service and prospectus fees—Note 2(b)	18,114,094
Registration fees	521,324
Custodian fees	293,712
Director’s fees and expenses—Note 2(d)	234,072
Shareholders’ reports	154,216
Professional fees	77,791
Micellaneous	165,156
Total Expenses	89,553,224
Less—reduction in distribution and shareholder
servicing costs due to undertaking—Note 2(b,c)	(1,126,241)
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(12,041)
Net Expenses	88,414,942
Investment Income—Net, representing net
increase in net assets resulting from operations	359,591,425

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,

	2006	2005

Operations ($):
Investment income—net	359,591,425	163,494,496
Net realized gain (loss) on investments	—	(1,833,871)
Net Increase (Decrease) in Net Assets
Resulting from Operations	359,591,425	161,660,625

Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(41,307,338)	(25,299,423)
Class B Shares	(318,284,081)	(138,193,829)
Class X Shares	(6)	(1,244)
Total Dividends	(359,591,425)	(163,494,496)

Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	6,846,350,102	7,355,749,854
Class B Shares	24,732,416,062	21,784,657,763
Class X Shares	—	1,000
Dividends reinvested:
Class A Shares	40,838,679	25,001,884
Class B Shares	317,075,038	137,788,349
Class X Shares	3	65
Cost of shares redeemed:
Class A Shares	(6,958,647,316)	(7,440,293,072)
Class B Shares	(24,075,912,494)	(19,361,396,934)
Class X Shares	(1,004)	(97,840)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	902,119,070	2,501,411,069
Total Increase (Decrease) in Net Assets	902,119,070	2,499,577,198

Net Assets ($):
Beginning of Period	8,610,396,614	6,110,819,416
End of Period	9,512,515,684	8,610,396,614

See notes to financial statements.
14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended November 30,

Class A Shares	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.042	.023	.006	.006	.014
Distributions:
Dividends from investment
income—net	(.042)	(.023)	(.006)	(.006)	(.014)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	4.28	2.32	.56	.56	1.43

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.78	.79	.78	.77	.77
Ratio of net expenses
to average net assets	.78	.79	.78	.77	.77
Ratio of net investment income
to average net assets	4.18	2.28	.55	.57	1.42

Net Assets, end of period
($ x 1,000)	1,022,572	1,094,031	1,153,901	1,277,956	1,556,365

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)
			Year Ended November 30,

Class B Shares	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.040	.021	.003	.003	.012
Distributions:
Dividends from investment
income—net	(.040)	(.021)	(.003)	(.003)	(.012)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	4.05	2.09	.34	.33	1.20

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.02	1.03	1.03	1.01	1.01
Ratio of net expenses
to average net assets	1.01	1.01	1.00	1.00	1.00
Ratio of net investment income
to average net assets	3.98	2.06	.32	.33	1.19

Net Assets, end of period
($ x 1,000)	8,489,944	7,516,365	4,956,821	5,633,657	5,458,986

See notes to financial statements.
16

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

General Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

On December 4, 2006, Mellon Financial and The Bank of New York Company, Inc. announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation.The transaction is subject to certain regulatory approvals and the approval of The Bank of New York Company, Inc.’s and Mellon Financial’s shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and The Bank of New York Company, Inc. expect the transaction to be completed in the third quarter of 2007.

On January 25, 2006, the Board of Directors approved the termination of Class X shares of the fund, effective January 31, 2006.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 25.5 billion shares of $.001 par value Common Stock.The fund currently offers two classes of shares: Class A (12 billion shares authorized) and Class B (13.5 billion shares authorized). Class A and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended November 30, 2006, sub-accounting service fees amounted to $3,994,592 for Class B shares and are included in shareholder servicing costs. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

During the period prior to their termination, Class X shares were subject to a Distribution Plan adopted pursuant to Rule 12-b1 under the Act and a Shareholder Services Plan.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost, in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Directors to represent the fair value of the fund’s investments.

18

“Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from the settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

At November 30, 2006, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $2,104,246 is available to be applied against future net securities profits, if any, realized subsequent to November 30, 2006. If not applied, $3,739 of the carryover expires in fiscal 2008, $10,418 expires in fiscal 2011, $256,218 expires in fiscal 2012 and $1,833,871 expires in fiscal 2013.

20

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2006 and November 30, 2005, were all ordinary income.

At November 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear, such excess expense. During the period ended November 30, 2006, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Service Plan with respect to Class A (the “Plan”), adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and implementing and operating the Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing their shares, servicing shareholder accounts (“Servicing”) and advertising and marketing relating to Class A shares at an aggregate annual rate of .20% of the value of the average daily net assets of Class A.The Distributor may pay one or more Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record.The schedule of such fees and the basis upon which such fees will be paid shall be determined from

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

time to time by the Distributor. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Distributor will be permitted to act as a Service Agent in respect of such fund shareholders and receive payments under the Plan for Servicing.The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended November 30, 2006, Class A shares were charged $1,991,804 pursuant to the Plan.

Under the Distribution Plan with respect to Class B (“Class B Distribution Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an annual rate not to exceed .20% of the value of the average daily net assets of Class B. During the period ended November 30, 2006, Class B shares were charged $16,122,290 pursuant to the Class B Distribution Plan.

Under the Distribution Plan in effect with respect to Class X prior to its termination by the fund’s Board of Directors (“Class X Distribution Plan”), adopted pursuant to Rule 12b-1 under the Act, Class X shares paid the Distributor for distributing Class X shares at an annual rate of .25% of the value of the average daily net assets of Class X. During the period ended November 30, 2006, Class X shares were charged $1 pursuant to the Class X Distribution Plan, all of which was reimbursed by the Manager.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries

22

regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2006, Class A shares were charged $406,992 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B and with respect to Class X prior to its termination by the fund’s Board of Directors, (“Shareholder Services Plan”), Class B shares pay and Class X shares paid the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B and Class X for servicing shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B and Class X shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2005 through November 30, 2006 to reduce the expenses of Class B shares if the aggregate expenses of Class B shares of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1.01% of the value of the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be terminated at any time. The Manager had undertaken from December 1, 2005 through January 31, 2006, to reduce the expenses of Class X shares, if the aggregate expenses of Class X shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1.05% of the value of the average daily net assets of Class X shares. During the period ended November 30, 2006, Class B and Class X shares were charged $19,972,963 and $1, respectively, pursuant to the Shareholder Services Plan, of which $1,126,239 and $1, respectively, were reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for provid-

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

ing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2006, the fund was charged $393,348 pursuant to the transfer agency agreement.

During the period ended November 30, 2006, the fund was charged $4,184 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $3,897,605, Rule 12b-1 distribution fees $1,557,515, shareholder services plan fees $2,086,128, chief compliance officer fees $1,704 and transfer agency per account fees $60,117, which are offset against an expense reimbursement currently in effect in the amount of $35,169.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors General Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities of General Money Market Fund, Inc., including the statement of investments, as of November 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2006 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General Money Market Fund, Inc. at November 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York January 8, 2007

The Fund 25

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby designates 92.20% of ordinary income dividends paid during the fiscal year ended November 30, 2006 as qualifying interest related dividends.

PROXY RESULTS (Unaudited)

The fund held a special meeting of shareholders on November 30, 2006.The proposal considered at the meeting, and the results, are as follows:

		Shares

	Votes For	Authority Withheld

To elect Board Members:
David W. Burke †	3,468,652,059	9,907,916
Joseph S. DiMartino	3,468,860,865	9,699,110
Diane Dunst †	3,469,300,134	9,259,841
Jay I. Meltzer †	3,467,726,200	10,833,774
Daniel Rose †	3,466,970,464	11,589,510
Warren B. Rudman †	3,467,817,299	10,742,676
Sander Vanocur †	3,468,074,123	10,485,852

† Each new Board member’s term commenced on January 1, 2007.
In addition Joseph S. DiMartino, Clifford L. Alexander,Jr., Peggy C. Davis, Ernest Kafka and Nathan Leventhal
continue as Board members of the fund.

26

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on August 2, 2006, the Board considered the re-approval for an annual period (through September 5, 2007) of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Board noted that the fund’s shares are sold primarily through institutional channels and often serve as a “sweep vehicle” for use by third party broker-dealers for their customers. The Manager’s representatives noted the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’ S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and placed significant emphasis on comparisons to a group of retail level-load money market funds (the “Performance Group”) and to a larger universe of funds, consisting of all retail money market funds (the “Performance Universe”), selected and provided by Lipper, Inc., an independent provider of investment company data.The Board noted that they had been provided with a description of the methodology Lipper used to select the Performance Group and the Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons for various periods ended June 30, 2006, and noted that the fund’s performance was equal to or higher than the Performance Group medians for the four-, five- and ten- year periods, and lower for the one-, two- and three- year periods.The Board members also noted that the difference in the performance figures of the fund and the performance figures of the other funds in the Performance Group was not significant. The Board members noted the fund’s close proximity to the median during the time periods when it underperformed. The Board members noted that the fund’s performance was higher than the Performance Universe medians for each reported time period.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Board noted that the fund’s management fee and total expense ratio were higher than the Expense Group and Expense Universe medians.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies, and strategies and included within the fund’s Lipper category (the “Similar Funds”).The Manager’s representatives also reviewed the costs associated

28

with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the advisory fees paid in light of the Manager’s performance and the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fees.The Board members acknowledged that the difference in fees paid by the Similar Funds seemed to be consistent with the services provided.The Manager’s representatives noted that there were no institutional or wrap fee separate accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board members evaluated the analysis in light of the relevant circumstances for the fund, including the decline in fund assets from the prior year, and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect economies of scale for the benefit of fund shareholders. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources. The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if the fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage ranges determined by

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’ S MANAGEMENT AGREEMENT (Unaudited) (continued)

appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the fund’s overall performance and generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations described above, the Board made the following conclusions and determinations.

• The Board concluded that the nature, extent, and quality of the services provided by the Manager are adequate and appropriate.

• The Board was generally satisfied with the fund’s overall performance and noted the narrow spreads among the performance figures of the comparison group of funds during periods the fund underperformed.

• The Board concluded that the fee paid to the Manager by the fund was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

• The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

30

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (63) Chairman of the Board (1995)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee
Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Sunair Services Corporation, engaging in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as providing certain outdoor-related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 190

———————
Clifford L. Alexander, Jr. (73) Board Member (1981)
Principal Occupation During Past 5 Years:

  President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)
  Chairman of the Board of Moody’s Corporation (October 2000-October 2003)

Other Board Memberships and Affiliations:

• Mutual of America Life Insurance Company, Director

No. of Portfolios for which Board Member Serves: 60

———————
Peggy C. Davis (63) Board Member (1990)
Principal Occupation During Past 5 Years:

  Shad Professor of Law, New York University School of Law (1983-present)
  Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 71

The Fund 31

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Ernest Kafka (73) Board Member (1981)
Principal Occupation During Past 5 Years:
  Physician engaged in private practice specializing in the psychoanalysis of adults and adolescents (1962-present)
  Instructor,The New York Psychoanalytic Institute (1981-present)
  Associate Clinical Professor of Psychiatry at Cornell Medical School (1987-2002)
No. of Portfolios for which Board Member Serves: 23

———————
Nathan Leventhal (63) Board Member (1989)
Principal Occupation During Past 5 Years:

  A management consultant for various non-profit organizations (May 2004-present)
  Chairman of the Avery-Fisher Artist Program (November 1997-present)
Other Board Memberships and Affiliations: • Movado Group, Inc., Director
No. of Portfolios for which Board Member Serves: 23

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Saul B. Klaman, Emeritus Board Member

32

OFFICERS OF THE FUND (Unaudited)

J. DAVID OFFICER, President since December 2006.

Chief Operating Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 190 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1, 1998.

MARK N. JACOBS, Vice President since March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. She is 51 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since November 1992.

The Fund 33

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 206 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 49 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since September 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 202 portfolios) managed by the Manager. He is 36 years old and has been an employee of the Distributor since October 1998.

34

NOTES

For More	Information

General Money	Transfer Agent &
Market Fund, Inc.	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue	Dreyfus Service Corporation
New York, NY 10166	200 Park Avenue
Custodian	New York, NY 10166
The Bank of New York
One Wall Street
New York, New York 10286

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $31,756 in 2005 and $33,265 in 2006.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2005 and $0 in 2006.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2005 and $0 in 2006.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $5,051 in 2005 and $3,347 in 2006. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2005 and $0 in 2006.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $789 in 2005 and $2,021 in 2006. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2005 and $0 in 2006.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $917,339 in 2005 and $375,571 in 2006.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The

Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL MONEY MARKET FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 29, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 29, 2007

EXHIBIT INDEX

	(a)(1)	Code of ethics referred to in Item 2.

	(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

	(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

Exhibit (a)(1)